Long-term receivables and prepaid expenses	12 Months Ended
Jun. 30, 2023
Long-term receivables and prepaid expenses
Long-term receivables and prepaid expenses
18	Long-term receivables and prepaid expenses

	2023	2022
for the year ended 30 June	Rm	Rm
Total long-term receivables	3 202	4 230
Impairment of long-term receivables*	(111)	(85)
Short-term portion	(288)	(1 122)
	2 803	3 023
Long-term prepaid expenses	237	187
	3 040	3 210
Comprising:
Long-term receivables (interest-bearing) - joint operations	683	584
Long-term loans	2 120	2 016
LCCP investment incentives	—	423
	2 803	3 023

The decrease in long-term receivables is as a result of repayments made during the year. There were no significant non-cash movements in long-term receivables and prepaid expenses during the year. Non-cash movements relate largely to foreign exchange differences.

*	Impairment of long-term loans and receivables

Long-term loans and receivables are considered for impairment under the expected credit loss model. Refer to note 37 for detail on the impairments recognised.